UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549

                                        FORM 13F

                                   FORM 13F COVER PAGE

Report for the Period Ended: September 30, 2008

Check here if Amendment [ ]; 	Amendment Number: ______________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Rockbay Capital Management, LP
Address:  600 Fifth Avenue, 24th Floor
          New York, NY 10020

13F File Number: 28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	RCM Advisors, LLC, its general partner
Name: 	Atul Khanna
Title: 	Chief Executive Officer
Phone: 	212-332-4220

Signature, Place, and Date of Signing:



/s/ Atul Khanna         New York, New York      November 11, 2008
-----------------       ------------------      ----------------
[Signature]             [City,State]            [Date]


Report Type:
	[X] 13F HOLDINGS REPORT.
	[ ] 13F NOTICE.
	[ ] 13F COMBINATION REPORT.

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                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     1
Form SH Information Table Entry Total: 39
Form SH Information Table Value Total: $ 348,395
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this Form SH report is filed, other than the manager filing this report.

No.	Form 13F File Number    Name

01	28-11760                RCM Advisors, LLC

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                                       FORM 13F INFORMATION TABLE

                                 TITLE OF            VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER   VOTING
         NAME OF ISSUER           CLASS    CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MGRS AUTH-SOLE
--------------------------------------------------- -------------------------------------------------
AMR CORP.                        COM     001765106     1051   107000 SH      DEFINED  01      107000
ATLAS AMERICA INC.               COM     049167109    11404   334333 SH      DEFINED  01      334333
BB&T CORP                        COM     054937107    13532   358000 PUT     DEFINED  01      358000
BOISE INC                        COM     09746Y105     1947  1248263 SH      DEFINED  01     1248263
CHESAPEAKE ENERGY CORP           COM     165167107    10543   294000 SH      DEFINED  01      294000
CHINA MEDICAL TECH-SPO           COM     169483104     3584   110000 SH      DEFINED  01      110000
CONSTELLATION ENERGY GROUP       COM     210371100     5103   210000 SH      DEFINED  01      210000
CONSTELLATION ENERGY GROUP       COM     210371100     5103   210000 PUT     DEFINED  01      210000
FREDDIE MAC                      COM     313400301      975   570000 PUT     DEFINED  01      570000
FREDDIE MAC                      COM     313400301      925   541000 SH      DEFINED  01      541000
FANNIE MAE                       COM     313586109     1056   690000 PUT     DEFINED  01      690000
FANNIE MAE                       COM     313586109      908   593400 SH      DEFINED  01      593400
GENENTECH INC                    COM     368710406     9941   112100 SH      DEFINED  01      112100
GOLDMAN SACHS GROUP INC.         COM     38141G104    10240    80000 PUT     DEFINED  01       80000
HARVEST NATURAL RESOURCES        COM     41754V103     4590   453543 SH      DEFINED  01      453543
HECKMANN CORP                    COM     422680108     4455   540000 SH      DEFINED  01      540000
HUNTSMAN CORP                    COM     447011107    12726  1010000 CALL    DEFINED  01     1010000
IPCS                             COM     44980Y305      590    26500 SH      DEFINED  01       26500
ISHARES RUSSELL 2000 INDEX FUND  COM     464287655    34000   500000 CALL    DEFINED  01      500000
ISHARES RUSSELL 2000 INDEX FUND  COM     464287655    51000   750000 PUT     DEFINED  01      750000
LONGS DRUG STORES                COM     543162101     6013    79500 SH      DEFINED  01       79500
MORGAN STANLEY                   COM     617446448     3450   150000 PUT     DEFINED  01      150000
NRG ENERGY INC.                  COM     629377508    14603   590000 SH      DEFINED  01      590000
PATRIOT COAL CORPORATION         COM     70336T104     7241   249251 SH      DEFINED  01      249251
RAM ENERGY RESOURCES INC         COM     75130P109     3113  1077000 SH      DEFINED  01     1077000
RANGE RESOURCES CORP             COM     75281A109    13933   325000 SH      DEFINED  01      325000
SERVICE CORPORATION INTL         COM     817565104     8009   958037 SH      DEFINED  01      958037
SOUTHERN UNION                   COM     844030106    10015   485000 SH      DEFINED  01      485000
KBW REGIONAL BANKING ETF         COM     78464A698    11538   325000 PUT     DEFINED  01      325000
SPRD METALS & MINING ETF         COM     78464A755     4697   100000 CALL    DEFINED  01      100000
SPDR S&P HOMEBUILDERS EFT        COM     78464A888     5901   300000 CALL    DEFINED  01      300000
STEWART ENTERPRISES              COM     860370105     5078   646000 SH      DEFINED  01      646000
US AIRWAYS GROUP INC             COM     90341W108      947   157000 SH      DEFINED  01      157000
URS CORP                         COM     903236107     7994   218000 SH      DEFINED  01      218000
WACHOVIA CORP                    COM     929903102     1260   360000 PUT     DEFINED  01      360000
WALTER INDUSTRIES                COM     93317Q105     7820   164800 SH      DEFINED  01      164800
WELLS FARGO & COMPANY            COM     949746101    28335   755000 PUT     DEFINED  01      755000
YAHOO INC.                       COM     984332106    15743   910000 CALL    DEFINED  01      910000
ZIMMER HOLDINGS INC              COM     98956P102     9032   139900 SH      DEFINED  01      139900

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